Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Technology - 27.4%
Microsoft Corp.	36,117	$16,142,493
NVIDIA Corp.	82,530	10,195,756
Apple, Inc.	47,878	10,084,065
Broadcom, Inc.	3,034	4,871,178
Accenture plc — Class A	8,390	2,545,610
Oracle Corp.	16,041	2,264,989
ServiceNow, Inc.*	2,622	2,062,649
Salesforce, Inc.	5,601	1,440,017
Intuit, Inc.	1,880	1,235,555
Synopsys, Inc.*	1,539	915,797
NetApp, Inc.	7,024	904,691
Advanced Micro Devices, Inc.*	5,012	812,997
Cadence Design Systems, Inc.*	1,311	403,460
Roper Technologies, Inc.	591	333,123
PTC, Inc.*	724	131,529
Tyler Technologies, Inc.*	257	129,215
CACI International, Inc. — Class A*	252	108,393
Leidos Holdings, Inc.	722	105,325
Fair Isaac Corp.*	52	77,410
Paycom Software, Inc.	478	68,373
AppLovin Corp. — Class A*	730	60,751
Gartner, Inc.*	72	32,332
Dayforce, Inc.*	293	14,533
Manhattan Associates, Inc.*	46	11,347
Total Technology		54,951,588
Consumer, Non-cyclical - 20.2%
Eli Lilly & Co.	4,543	4,113,141
Merck & Company, Inc.	29,603	3,664,852
Procter & Gamble Co.	19,745	3,256,345
Abbott Laboratories	30,603	3,179,958
Becton Dickinson & Co.	11,507	2,689,301
Constellation Brands, Inc. — Class A	10,090	2,595,955
Cencora, Inc. — Class A	11,340	2,554,902
PepsiCo, Inc.	14,986	2,471,641
Dexcom, Inc.*	18,187	2,062,042
Boston Scientific Corp.*	25,564	1,968,683
Cigna Group	5,548	1,834,002
Stryker Corp.	5,328	1,812,852
Automatic Data Processing, Inc.	7,228	1,725,251
Mondelez International, Inc. — Class A	22,485	1,471,418
Encompass Health Corp.	13,879	1,190,680
Vertex Pharmaceuticals, Inc.*	1,611	755,108
Global Payments, Inc.	6,968	673,805
Intuitive Surgical, Inc.*	1,505	669,499
Coca-Cola Co.	7,250	461,463
Amgen, Inc.	1,195	373,378
GE HealthCare Technologies, Inc.	4,437	345,731
United Therapeutics Corp.*	473	150,674
Booz Allen Hamilton Holding Corp.	903	138,972
WillScot Mobile Mini Holdings Corp.*	3,409	128,315
WEX, Inc.*	595	105,398
Neurocrine Biosciences, Inc.*	491	67,596
Quanta Services, Inc.	241	61,236
Paylocity Holding Corp.*	228	30,062
STERIS plc	116	25,467
Total Consumer, Non-cyclical		40,577,727
Communications - 17.0%
Alphabet, Inc. — Class C	58,164	10,668,441
Meta Platforms, Inc. — Class A	13,460	6,786,801
Amazon.com, Inc.*	31,602	6,107,086
T-Mobile US, Inc.	16,003	2,819,409
Walt Disney Co.	23,374	2,320,804
Arista Networks, Inc.*	5,058	1,772,728
Motorola Solutions, Inc.	4,207	1,624,112
Palo Alto Networks, Inc.*	3,782	1,282,136
Airbnb, Inc. — Class A*	3,371	511,145
Booking Holdings, Inc.	49	194,113
GoDaddy, Inc. — Class A*	331	46,244
Netflix, Inc.*	53	35,769
Total Communications		34,168,788
Financial - 12.9%
JPMorgan Chase & Co.	22,887	4,629,125
Mastercard, Inc. — Class A	8,978	3,960,734
Intercontinental Exchange, Inc.	19,465	2,664,564
Travelers Companies, Inc.	13,015	2,646,470
Arch Capital Group Ltd.*	18,744	1,891,082
Everest Group Ltd.	4,832	1,841,089
American Tower Corp. — Class A REIT	5,060	983,563
Globe Life, Inc.	11,328	932,068
Ameriprise Financial, Inc.	2,124	907,352
Realty Income Corp. REIT	12,440	657,081
Hartford Financial Services Group, Inc.	6,149	618,221
Berkshire Hathaway, Inc. — Class B*	1,337	543,892
Alexandria Real Estate Equities, Inc. REIT	4,086	477,939
American International Group, Inc.	6,410	475,878
Welltower, Inc. REIT	4,105	427,946
Tradeweb Markets, Inc. — Class A	3,429	363,474
Unum Group	6,656	340,188
Sun Communities, Inc. REIT	2,713	326,482
Allstate Corp.	1,920	306,547
American Homes 4 Rent — Class A REIT	4,452	165,436
Cboe Global Markets, Inc.	817	138,939
State Street Corp.	1,802	133,348
CoStar Group, Inc.*	1,709	126,705
Cincinnati Financial Corp.	773	91,291
W R Berkley Corp.	951	74,730
SEI Investments Co.	998	64,561
Equity LifeStyle Properties, Inc. REIT	888	57,836
Erie Indemnity Co. — Class A	118	42,763
First Citizens BancShares, Inc. — Class A	22	37,039
Commerce Bancshares, Inc.	421	23,483
EastGroup Properties, Inc. REIT	99	16,840
Total Financial		25,966,666
Consumer, Cyclical - 9.6%
Walmart, Inc.	54,668	3,701,570
TJX Companies, Inc.	27,555	3,033,806

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer, Cyclical - 9.6% (continued)
Costco Wholesale Corp.	2,749	$2,336,623
Tesla, Inc.*	8,667	1,715,026
Chipotle Mexican Grill, Inc. — Class A*	20,950	1,312,517
Hilton Worldwide Holdings, Inc.	4,743	1,034,923
Las Vegas Sands Corp.	23,210	1,027,042
United Airlines Holdings, Inc.*	20,691	1,006,824
Delta Air Lines, Inc.	16,639	789,354
Target Corp.	5,248	776,914
McDonald’s Corp.	2,057	524,206
General Motors Co.	8,552	397,326
Yum! Brands, Inc.	2,377	314,857
PACCAR, Inc.	2,060	212,056
Darden Restaurants, Inc.	1,187	179,617
BJ’s Wholesale Club Holdings, Inc.*	1,899	166,808
Ross Stores, Inc.	1,128	163,921
Lennar Corp. — Class A	787	117,948
Marriott International, Inc. — Class A	299	72,289
Domino’s Pizza, Inc.	127	65,574
Wynn Resorts Ltd.	720	64,440
DR Horton, Inc.	426	60,036
Deckers Outdoor Corp.*	57	55,173
Autoliv, Inc.	265	28,353
Total Consumer, Cyclical		19,157,203
Industrial - 4.8%
Illinois Tool Works, Inc.	6,926	1,641,196
FedEx Corp.	3,805	1,140,891
General Electric Co.	6,185	983,229
Lockheed Martin Corp.	1,677	783,327
Vulcan Materials Co.	2,745	682,627
Jacobs Solutions, Inc.	3,921	547,803
Johnson Controls International plc	7,782	517,270
Fortive Corp.	6,285	465,718
Parker-Hannifin Corp.	857	433,479
Northrop Grumman Corp.	979	426,795
Eaton Corporation plc	1,027	322,016
Martin Marietta Materials, Inc.	523	283,361
Middleby Corp.*	1,891	231,856
Trane Technologies plc	569	187,161
Amphenol Corp. — Class A	2,371	159,734
Garmin Ltd.	906	147,606
Ball Corp.	2,306	138,406
HEICO Corp.	567	126,787
Dover Corp.	681	122,886
Ingersoll Rand, Inc.	1,287	116,911
TransDigm Group, Inc.	51	65,158
EMCOR Group, Inc.	167	60,968
Lincoln Electric Holdings, Inc.	321	60,554
ITT, Inc.	79	10,205
Total Industrial		9,655,944
Utilities - 4.6%
Constellation Energy Corp.	12,880	2,579,478
Southern Co.	23,000	1,784,110
NextEra Energy, Inc.	22,693	1,606,891
FirstEnergy Corp.	27,170	1,039,796
American Electric Power Company, Inc.	10,083	884,683
CMS Energy Corp.	13,905	827,765
NRG Energy, Inc.	4,156	323,586
Alliant Energy Corp.	2,808	142,927
Vistra Corp.	1,283	110,312
Total Utilities		9,299,548
Energy - 2.0%
EOG Resources, Inc.	9,609	1,209,485
Occidental Petroleum Corp.	18,659	1,176,077
Targa Resources Corp.	5,087	655,104
Antero Resources Corp.*	10,366	338,242
ONEOK, Inc.	3,027	246,852
Schlumberger N.V.	4,543	214,339
Hess Corp.	712	105,034
Baker Hughes Co.	1,395	49,062
Exxon Mobil Corp.	149	17,153
Total Energy		4,011,348
Basic Materials - 1.0%
Ecolab, Inc.	3,557	846,566
Sherwin-Williams Co.	2,442	728,766
Cleveland-Cliffs, Inc.*	12,876	198,162
PPG Industries, Inc.	742	93,410
Dow, Inc.	501	26,578
Total Basic Materials		1,893,482
Total Common Stocks
(Cost $171,781,649)		199,682,294

EXCHANGE-TRADED FUNDS***,† - 0.2%
Vanguard S&P 500 ETF	428	214,056
SPDR S&P 500 ETF Trust	393	213,878
Total Exchange-Traded Funds
(Cost $416,045)		427,934
Total Investments - 99.7%
(Cost $172,197,694)		$200,110,228
Other Assets & Liabilities, net - 0.3%		675,373
Total Net Assets - 100.0%		$200,785,601

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$199,682,294	$—	$—	$199,682,294
Exchange-Traded Funds	427,934	—	—	427,934
Total Assets	$200,110,228	$—	$—	$200,110,228

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 98.6%
Technology - 28.5%
Microsoft Corp.	2,829	$1,264,422
NVIDIA Corp.	9,417	1,163,376
Apple, Inc.	4,061	855,328
Broadcom, Inc.	239	383,722
Intuit, Inc.	363	238,567
Accenture plc — Class A	620	188,114
Oracle Corp.	1,285	181,442
NetApp, Inc.	1,343	172,978
KLA Corp.	132	108,835
Applied Materials, Inc.	249	58,762
Paycom Software, Inc.	258	36,904
Total Technology		4,652,450
Financial - 16.7%
Mastercard, Inc. — Class A	636	280,578
Welltower, Inc. REIT	1,737	181,082
Intercontinental Exchange, Inc.	1,300	177,957
Realty Income Corp. REIT	3,290	173,778
Corebridge Financial, Inc.	5,753	167,527
Popular, Inc.	1,788	158,113
Allstate Corp.	815	130,123
Annaly Capital Management, Inc. REIT	6,376	121,527
Unum Group	2,301	117,604
Prosperity Bancshares, Inc.	1,699	103,877
American International Group, Inc.	1,346	99,927
Rexford Industrial Realty, Inc. REIT	1,960	87,396
Rithm Capital Corp. REIT	7,705	84,062
American Tower Corp. — Class A REIT	426	82,806
Pinnacle Financial Partners, Inc.	916	73,317
Kimco Realty Corp. REIT	3,495	68,013
State Street Corp.	910	67,340
AGNC Investment Corp. REIT	7,004	66,818
Erie Indemnity Co. — Class A	143	51,823
Axis Capital Holdings Ltd.	720	50,868
Alexandria Real Estate Equities, Inc. REIT	419	49,010
Blackstone Mortgage Trust, Inc. — Class A REIT	2,774	48,323
Lamar Advertising Co. — Class A REIT	404	48,290
Invitation Homes, Inc. REIT	1,218	43,714
Cincinnati Financial Corp.	362	42,752
JPMorgan Chase & Co.	148	29,934
STAG Industrial, Inc. REIT	641	23,114
SEI Investments Co.	296	19,148
New York Community Bancorp, Inc.	5,585	17,984
Bank OZK	392	16,072
American Homes 4 Rent — Class A REIT	388	14,418
Hanover Insurance Group, Inc.	71	8,906
Everest Group Ltd.	23	8,764
Prologis, Inc. REIT	73	8,199
Total Financial		2,723,164
Consumer, Non-cyclical - 16.4%
Eli Lilly & Co.	448	405,610
Procter & Gamble Co.	1,652	272,448
Merck & Company, Inc.	2,068	256,019
Abbott Laboratories	1,851	192,337
Automatic Data Processing, Inc.	771	184,030
Cigna Group	547	180,822
Encompass Health Corp.	1,941	166,518
PepsiCo, Inc.	1,003	165,425
Stryker Corp.	423	143,926
Becton Dickinson & Co.	609	142,329
Amgen, Inc.	433	135,291
Global Payments, Inc.	1,329	128,514
Constellation Brands, Inc. — Class A	445	114,489
Philip Morris International, Inc.	649	65,763
Booz Allen Hamilton Holding Corp.	397	61,099
Coca-Cola Co.	846	53,848
Total Consumer, Non-cyclical		2,668,468
Consumer, Cyclical - 13.4%
Walmart, Inc.	3,821	258,720
Costco Wholesale Corp.	272	231,197
TJX Companies, Inc.	1,876	206,547
General Motors Co.	3,862	179,429
McDonald’s Corp.	683	174,056
PACCAR, Inc.	1,681	173,042
Las Vegas Sands Corp.	3,841	169,964
Darden Restaurants, Inc.	1,121	169,630
Target Corp.	990	146,559
DR Horton, Inc.	996	140,366
Yum! Brands, Inc.	608	80,536
Autoliv, Inc.	600	64,194
Tractor Supply Co.	234	63,180
Wendy’s Co.	2,952	50,066
Ross Stores, Inc.	256	37,202
Lennar Corp. — Class A	205	30,724
Gentex Corp.	198	6,675
Total Consumer, Cyclical		2,182,087
Communications - 7.1%
Meta Platforms, Inc. — Class A	1,049	528,927
New York Times Co. — Class A	3,237	165,767
Walt Disney Co.	1,380	137,020
T-Mobile US, Inc.	726	127,906
Motorola Solutions, Inc.	315	121,606
Interpublic Group of Companies, Inc.	2,879	83,750
Total Communications		1,164,976
Industrial - 4.9%
FedEx Corp.	697	208,998
Garmin Ltd.	1,059	172,532
Oshkosh Corp.	1,005	108,741
MDU Resources Group, Inc.	3,920	98,392
Trane Technologies plc	267	87,824
Martin Marietta Materials, Inc.	96	52,013
Lockheed Martin Corp.	95	44,375
Lincoln Electric Holdings, Inc.	63	11,884
Flowserve Corp.	187	8,995
Illinois Tool Works, Inc.	26	6,161
Total Industrial		799,915
Energy - 4.8%
Schlumberger N.V.	4,214	198,817
EOG Resources, Inc.	1,554	195,602

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Energy - 4.8% (continued)
Williams Companies, Inc.	4,310	$183,175
ONEOK, Inc.	2,188	178,431
HF Sinclair Corp.	568	30,297
Total Energy		786,322
Utilities - 4.5%
NextEra Energy, Inc.	2,725	192,957
Constellation Energy Corp.	854	171,031
Southern Co.	1,543	119,691
American Electric Power Company, Inc.	1,137	99,760
DTE Energy Co.	881	97,800
Sempra	736	55,980
Total Utilities		737,219
Basic Materials - 2.3%
Dow, Inc.	3,156	167,426
Newmont Corp.	3,561	149,099
PPG Industries, Inc.	439	55,266
Total Basic Materials		371,791
Total Common Stocks
(Cost $13,207,624)		16,086,392

EXCHANGE-TRADED FUNDS**,† - 0.8%
Vanguard Dividend Appreciation ETF	350	63,892
iShares Select Dividend ETF	524	63,394
Total Exchange-Traded Funds
(Cost $126,322)		127,286
Total Investments - 99.4%
(Cost $13,333,946)		$16,213,678
Other Assets & Liabilities, net - 0.6%		101,472
Total Net Assets - 100.0%		$16,315,150

**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,086,392	$—	$—	$16,086,392
Exchange-Traded Funds	127,286	—	—	127,286
Total Assets	$16,213,678	$—	$—	$16,213,678

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 98.7%
Technology - 25.9%
Microsoft Corp.	1,431	$639,585
NVIDIA Corp.	3,026	373,832
Apple, Inc.	1,750	368,585
Broadcom, Inc.	120	192,664
Accenture plc — Class A	360	109,227
Intuit, Inc.	111	72,950
Oracle Corp.	428	60,433
ServiceNow, Inc.*	64	50,347
Synopsys, Inc.*	77	45,820
Cadence Design Systems, Inc.*	83	25,543
Roper Technologies, Inc.	26	14,655
CACI International, Inc. — Class A*	23	9,893
Salesforce, Inc.	37	9,513
Fair Isaac Corp.*	4	5,955
Gartner, Inc.*	11	4,940
Leidos Holdings, Inc.	29	4,230
NetApp, Inc.	31	3,993
Tyler Technologies, Inc.*	6	3,017
PTC, Inc.*	16	2,907
Total Technology		1,998,089
Consumer, Non-cyclical - 24.7%
Eli Lilly & Co.	250	226,345
Merck & Company, Inc.	1,285	159,083
Procter & Gamble Co.	915	150,902
PepsiCo, Inc.	886	146,128
Abbott Laboratories	1,341	139,343
Boston Scientific Corp.*	1,725	132,842
Stryker Corp.	355	120,789
Becton Dickinson & Co.	509	118,958
Cencora, Inc. — Class A	519	116,931
Constellation Brands, Inc. — Class A	449	115,519
Mondelez International, Inc. — Class A	1,493	97,702
Automatic Data Processing, Inc.	407	97,147
Dexcom, Inc.*	691	78,346
Intuitive Surgical, Inc.*	116	51,603
Cigna Group	151	49,916
Coca-Cola Co.	592	37,681
Vertex Pharmaceuticals, Inc.*	74	34,685
Encompass Health Corp.	258	22,134
Booz Allen Hamilton Holding Corp.	34	5,232
Neurocrine Biosciences, Inc.*	38	5,231
Total Consumer, Non-cyclical		1,906,517
Communications - 18.2%
Alphabet, Inc. — Class C	2,342	429,570
Meta Platforms, Inc. — Class A	574	289,422
Amazon.com, Inc.*	1,237	239,050
Arista Networks, Inc.*	389	136,337
T-Mobile US, Inc.	734	129,316
Walt Disney Co.	1,188	117,956
Motorola Solutions, Inc.	121	46,712
Booking Holdings, Inc.	3	11,884
GoDaddy, Inc. — Class A*	25	3,493
Netflix, Inc.*	4	2,700
Total Communications		1,406,440
Financial - 12.5%
JPMorgan Chase & Co.	1,000	202,260
Mastercard, Inc. — Class A	388	171,170
Arch Capital Group Ltd.*	1,237	124,801
Travelers Companies, Inc.	593	120,581
Intercontinental Exchange, Inc.	877	120,053
Everest Group Ltd.	270	102,875
Welltower, Inc. REIT	300	31,275
Tradeweb Markets, Inc. — Class A	241	25,546
Realty Income Corp. REIT	453	23,927
American Homes 4 Rent — Class A REIT	342	12,709
Cboe Global Markets, Inc.	66	11,224
Ameriprise Financial, Inc.	21	8,971
Berkshire Hathaway, Inc. — Class B*	10	4,068
Hartford Financial Services Group, Inc.	34	3,418
Erie Indemnity Co. — Class A	9	3,262
Total Financial		966,140
Utilities - 6.9%
Southern Co.	1,570	121,785
Constellation Energy Corp.	561	112,351
FirstEnergy Corp.	2,088	79,908
NextEra Energy, Inc.	1,050	74,351
CMS Energy Corp.	1,069	63,638
American Electric Power Company, Inc.	500	43,870
Alliant Energy Corp.	229	11,656
NRG Energy, Inc.	148	11,523
Vistra Corp.	99	8,512
Total Utilities		527,594
Consumer, Cyclical - 6.4%
Walmart, Inc.	2,386	161,556
TJX Companies, Inc.	1,234	135,863
Costco Wholesale Corp.	126	107,099
Chipotle Mexican Grill, Inc. — Class A*	800	50,120
PACCAR, Inc.	123	12,661
Hilton Worldwide Holdings, Inc.	54	11,783
Ross Stores, Inc.	30	4,360
Deckers Outdoor Corp.*	4	3,872
Yum! Brands, Inc.	25	3,311
Darden Restaurants, Inc.	21	3,178
Total Consumer, Cyclical		493,803
Industrial - 3.3%
Illinois Tool Works, Inc.	367	86,964
FedEx Corp.	89	26,686
Vulcan Materials Co.	104	25,863
Eaton Corporation plc	79	24,770
Martin Marietta Materials, Inc.	35	18,963
Jacobs Solutions, Inc.	128	17,883
Amphenol Corp. — Class A	182	12,262
Garmin Ltd.	60	9,775
Ingersoll Rand, Inc.	105	9,538
Trane Technologies plc	25	8,223
HEICO Corp.	36	8,050
EMCOR Group, Inc.	15	5,476
Total Industrial		254,453

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Basic Materials - 0.8%
Ecolab, Inc.	160	$38,080
Sherwin-Williams Co.	85	25,366
Total Basic Materials		63,446
Energy - 0.0%
Occidental Petroleum Corp.	53	3,341
Total Common Stocks
(Cost $6,067,577)		7,619,823

EXCHANGE-TRADED FUNDS***,† - 0.6%
SPDR S&P 500 ETF Trust	41	22,313
Vanguard S&P 500 ETF	44	22,006
Total Exchange-Traded Funds
(Cost $44,168)		44,319
Total Investments - 99.3%
(Cost $6,111,745)		$7,664,142
Other Assets & Liabilities, net - 0.7%		51,900
Total Net Assets - 100.0%		$7,716,042

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,619,823	$—	$—	$7,619,823
Exchange-Traded Funds	44,319	—	—	44,319
Total Assets	$7,664,142	$—	$—	$7,664,142

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 97.9%
Technology - 28.4%
Microsoft Corp.	1,891	$845,183
NVIDIA Corp.	4,679	578,044
Apple, Inc.	2,723	573,518
Broadcom, Inc.	160	256,885
Oracle Corp.	1,136	160,403
ServiceNow, Inc.*	194	152,614
Salesforce, Inc.	544	139,862
Accenture plc — Class A	410	124,398
NetApp, Inc.	719	92,607
Advanced Micro Devices, Inc.*	544	88,242
Synopsys, Inc.*	54	32,133
Intuit, Inc.	35	23,002
Roper Technologies, Inc.	30	16,910
PTC, Inc.*	56	10,174
Tyler Technologies, Inc.*	20	10,056
Cadence Design Systems, Inc.*	29	8,925
Paycom Software, Inc.	52	7,438
AppLovin Corp. — Class A*	79	6,574
Total Technology		3,126,968
Communications - 15.6%
Alphabet, Inc. — Class C	3,005	551,177
Meta Platforms, Inc. — Class A	650	327,743
Amazon.com, Inc.*	1,655	319,829
Palo Alto Networks, Inc.*	410	138,994
T-Mobile US, Inc.	697	122,798
Motorola Solutions, Inc.	285	110,024
Walt Disney Co.	901	89,460
Airbnb, Inc. — Class A*	379	57,468
Total Communications		1,717,493
Consumer, Non-cyclical - 15.4%
Merck & Company, Inc.	1,394	172,577
Abbott Laboratories	1,428	148,383
Procter & Gamble Co.	849	140,017
Cigna Group	387	127,931
Eli Lilly & Co.	139	125,848
Becton Dickinson & Co.	526	122,932
Constellation Brands, Inc. — Class A	462	118,863
Dexcom, Inc.*	1,017	115,307
Cencora, Inc. — Class A	498	112,199
Encompass Health Corp.	1,152	98,830
Global Payments, Inc.	722	69,817
PepsiCo, Inc.	375	61,849
Automatic Data Processing, Inc.	191	45,590
GE HealthCare Technologies, Inc.	503	39,194
Amgen, Inc.	121	37,807
Vertex Pharmaceuticals, Inc.*	70	32,810
Boston Scientific Corp.*	386	29,726
Mondelez International, Inc. — Class A	345	22,577
Stryker Corp.	65	22,116
WillScot Mobile Mini Holdings Corp.*	385	14,491
United Therapeutics Corp.*	40	12,742
Quanta Services, Inc.	33	8,385
Booz Allen Hamilton Holding Corp.	42	6,464
WEX, Inc.*	28	4,960
Paylocity Holding Corp.*	23	3,033
Total Consumer, Non-cyclical		1,694,448
Financial - 13.0%
JPMorgan Chase & Co.	1,078	218,036
Mastercard, Inc. — Class A	426	187,934
Intercontinental Exchange, Inc.	879	120,327
Travelers Companies, Inc.	575	116,921
American Tower Corp. — Class A REIT	554	107,687
Globe Life, Inc.	1,229	101,122
Ameriprise Financial, Inc.	201	85,865
Hartford Financial Services Group, Inc.	619	62,234
Berkshire Hathaway, Inc. — Class B*	139	56,545
Everest Group Ltd.	145	55,248
American International Group, Inc.	725	53,824
Alexandria Real Estate Equities, Inc. REIT	437	51,116
Realty Income Corp. REIT	731	38,611
Unum Group	722	36,901
Allstate Corp.	209	33,369
Sun Communities, Inc. REIT	272	32,732
Arch Capital Group Ltd.*	287	28,956
State Street Corp.	196	14,504
CoStar Group, Inc.*	185	13,716
Cincinnati Financial Corp.	62	7,322
W R Berkley Corp.	83	6,522
Equity LifeStyle Properties, Inc. REIT	96	6,253
Total Financial		1,435,745
Consumer, Cyclical - 12.4%
Tesla, Inc.*	930	184,028
Walmart, Inc.	2,536	171,712
TJX Companies, Inc.	1,229	135,313
United Airlines Holdings, Inc.*	2,245	109,242
Las Vegas Sands Corp.	2,453	108,545
Costco Wholesale Corp.	117	99,449
Hilton Worldwide Holdings, Inc.	444	96,881
Delta Air Lines, Inc.	1,817	86,198
Target Corp.	569	84,235
Chipotle Mexican Grill, Inc. — Class A*	1,150	72,047
McDonald’s Corp.	223	56,829
General Motors Co.	967	44,927
Yum! Brands, Inc.	223	29,538
BJ’s Wholesale Club Holdings, Inc.*	214	18,798
Darden Restaurants, Inc.	99	14,981
Lennar Corp. — Class A	85	12,739
Ross Stores, Inc.	81	11,771
Marriott International, Inc. — Class A	30	7,253
Wynn Resorts Ltd.	81	7,250
Domino’s Pizza, Inc.	14	7,229
DR Horton, Inc.	46	6,483
Total Consumer, Cyclical		1,365,448
Industrial - 6.0%
General Electric Co.	610	96,971
FedEx Corp.	294	88,153

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 97.9% (continued)
Industrial - 6.0% (continued)
Lockheed Martin Corp.	182	$85,012
Illinois Tool Works, Inc.	242	57,344
Johnson Controls International plc	801	53,243
Fortive Corp.	669	49,573
Northrop Grumman Corp.	106	46,211
Parker-Hannifin Corp.	89	45,017
Vulcan Materials Co.	150	37,302
Jacobs Solutions, Inc.	243	33,950
Middleby Corp.*	213	26,116
Ball Corp.	260	15,605
Dover Corp.	55	9,925
Trane Technologies plc	24	7,894
Lincoln Electric Holdings, Inc.	35	6,602
TransDigm Group, Inc.	3	3,833
Total Industrial		662,751
Energy - 3.8%
EOG Resources, Inc.	1,043	131,282
Occidental Petroleum Corp.	1,950	122,909
Targa Resources Corp.	552	71,087
Antero Resources Corp.*	1,172	38,242
ONEOK, Inc.	317	25,851
Schlumberger N.V.	493	23,260
Hess Corp.	70	10,326
Total Energy		422,957
Utilities - 2.3%
Constellation Energy Corp.	573	114,755
NextEra Energy, Inc.	980	69,394
American Electric Power Company, Inc.	355	31,148
Southern Co.	300	23,271
NRG Energy, Inc.	241	18,764
Total Utilities		257,332
Basic Materials - 1.0%
Sherwin-Williams Co.	146	43,571
Ecolab, Inc.	157	37,366
Cleveland-Cliffs, Inc.*	1,240	19,083
PPG Industries, Inc.	65	8,183
Total Basic Materials		108,203
Total Common Stocks
(Cost $8,675,703)		10,791,345

EXCHANGE-TRADED FUNDS**,† - 1.4%
SPDR S&P 500 ETF Trust	146	79,456
Vanguard S&P 500 ETF	158	79,021
Total Exchange-Traded Funds
(Cost $157,737)		158,477
Total Investments - 99.3%
(Cost $8,833,440)		$10,949,822
Other Assets & Liabilities, net - 0.7%		75,111
Total Net Assets - 100.0%		$11,024,933

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,791,345	$—	$—	$10,791,345
Exchange-Traded Funds	158,477	—	—	158,477
Total Assets	$10,949,822	$—	$—	$10,949,822

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 96.8%
Financial - 23.3%
JPMorgan Chase & Co.	630	$127,424
Berkshire Hathaway, Inc. — Class B*	258	104,954
Chubb Ltd.	238	60,709
Intercontinental Exchange, Inc.	431	58,999
Prologis, Inc. REIT	483	54,246
American International Group, Inc.	725	53,824
Ameriprise Financial, Inc.	125	53,399
Hartford Financial Services Group, Inc.	507	50,974
American Express Co.	215	49,783
Travelers Companies, Inc.	244	49,615
American Tower Corp. — Class A REIT	250	48,595
Unum Group	918	46,919
Globe Life, Inc.	566	46,571
Arch Capital Group Ltd.*	423	42,676
Sun Communities, Inc. REIT	328	39,472
State Street Corp.	334	24,716
Realty Income Corp. REIT	420	22,184
Equity LifeStyle Properties, Inc. REIT	336	21,884
Alexandria Real Estate Equities, Inc. REIT	158	18,481
Bank of America Corp.	277	11,016
Welltower, Inc. REIT	96	10,008
Equity Residential REIT	125	8,667
Cboe Global Markets, Inc.	46	7,823
W R Berkley Corp.	93	7,308
Corebridge Financial, Inc.	207	6,028
Erie Indemnity Co. — Class A	10	3,624
Cincinnati Financial Corp.	27	3,189
Iron Mountain, Inc. REIT	15	1,344
Total Financial		1,034,432
Consumer, Non-cyclical - 20.7%
Merck & Company, Inc.	833	103,125
Procter & Gamble Co.	576	94,994
PepsiCo, Inc.	534	88,073
Abbott Laboratories	757	78,660
Boston Scientific Corp.*	848	65,305
Automatic Data Processing, Inc.	258	61,582
Mondelez International, Inc. — Class A	881	57,653
Becton Dickinson & Co.	238	55,623
Coca-Cola Co.	793	50,474
Global Payments, Inc.	506	48,930
Cencora, Inc. — Class A	217	48,890
Amgen, Inc.	142	44,368
Stryker Corp.	117	39,809
Johnson & Johnson	184	26,893
GE HealthCare Technologies, Inc.	282	21,973
AbbVie, Inc.	97	16,638
Booz Allen Hamilton Holding Corp.	33	5,079
United Therapeutics Corp.*	11	3,504
Keurig Dr Pepper, Inc.	92	3,073
Quanta Services, Inc.	8	2,033
Agilent Technologies, Inc.	15	1,944
Total Consumer, Non-cyclical		918,623
Consumer, Cyclical - 14.8%
Walmart, Inc.	1,487	100,685
Home Depot, Inc.	270	92,945
TJX Companies, Inc.	551	60,665
General Motors Co.	1,143	53,104
Target Corp.	348	51,518
Delta Air Lines, Inc.	1,004	47,630
Las Vegas Sands Corp.	1,061	46,949
BJ’s Wholesale Club Holdings, Inc.*	519	45,589
United Airlines Holdings, Inc.*	925	45,010
NIKE, Inc. — Class B	573	43,187
Yum! Brands, Inc.	208	27,552
Darden Restaurants, Inc.	107	16,191
McDonald’s Corp.	40	10,193
Burlington Stores, Inc.*	35	8,400
Lennar Corp. — Class A	40	5,995
Total Consumer, Cyclical		655,613
Industrial - 14.5%
Caterpillar, Inc.	229	76,280
FedEx Corp.	219	65,665
Amphenol Corp. — Class A	864	58,209
Northrop Grumman Corp.	129	56,238
TE Connectivity Ltd.	346	52,049
Jacobs Solutions, Inc.	334	46,663
Lockheed Martin Corp.	96	44,842
Fortive Corp.	543	40,236
Middleby Corp.*	292	35,802
Illinois Tool Works, Inc.	131	31,042
Parker-Hannifin Corp.	47	23,773
AMETEK, Inc.	140	23,339
Johnson Controls International plc	295	19,609
Republic Services, Inc. — Class A	89	17,296
Ball Corp.	269	16,145
Ingersoll Rand, Inc.	126	11,446
Fortune Brands Innovations, Inc.	149	9,676
Dover Corp.	28	5,052
HEICO Corp.	22	4,919
Lincoln Electric Holdings, Inc.	23	4,339
AECOM	27	2,380
Total Industrial		645,000
Energy - 6.4%
Exxon Mobil Corp.	504	58,021
Occidental Petroleum Corp.	845	53,260
Schlumberger N.V.	1,055	49,775
ONEOK, Inc.	600	48,930
Antero Resources Corp.*	1,189	38,797
Marathon Oil Corp.	436	12,500
HF Sinclair Corp.	228	12,162
Chevron Corp.	60	9,385
Williams Companies, Inc.	95	4,037
Total Energy		286,867
Technology - 6.3%
Oracle Corp.	624	88,109
Applied Materials, Inc.	345	81,417
NetApp, Inc.	380	48,944

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 96.8% (continued)
Technology - 6.3% (continued)
Manhattan Associates, Inc.*	180	$44,402
SS&C Technologies Holdings, Inc.	118	7,395
Akamai Technologies, Inc.*	51	4,594
QUALCOMM, Inc.	23	4,581
Total Technology		279,442
Utilities - 5.4%
NextEra Energy, Inc.	992	70,243
American Electric Power Company, Inc.	590	51,767
Entergy Corp.	441	47,187
FirstEnergy Corp.	1,102	42,174
NRG Energy, Inc.	278	21,645
Vistra Corp.	40	3,439
Southern Co.	33	2,560
Total Utilities		239,015
Communications - 3.7%
Walt Disney Co.	792	78,638
Motorola Solutions, Inc.	147	56,749
AT&T, Inc.	1,220	23,314
Match Group, Inc.*	166	5,043
Total Communications		163,744
Basic Materials - 1.7%
Ecolab, Inc.	171	40,698
Dow, Inc.	204	10,822
Newmont Corp.	218	9,128
PPG Industries, Inc.	71	8,938
Axalta Coating Systems Ltd.*	183	6,253
Total Basic Materials		75,839
Total Common Stocks
(Cost $3,858,749)		4,298,575

EXCHANGE-TRADED FUNDS**,† - 1.9%
iShares S&P 500 Value ETF	471	85,727
Total Exchange-Traded Funds
(Cost $87,051)		85,727
Total Investments - 98.7%
(Cost $3,945,800)		$4,384,302
Other Assets & Liabilities, net - 1.3%		58,018
Total Net Assets - 100.0%		$4,442,320

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,298,575	$—	$—	$4,298,575
Exchange-Traded Funds	85,727	—	—	85,727
Total Assets	$4,384,302	$—	$—	$4,384,302

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Partners Investment Management, LLC ("GPIM" or the "Adviser") as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$172,257,864	$30,271,648	$(2,419,284)	$27,852,364
RBP® Dividend Fund	13,362,097	3,241,017	(389,436)	2,851,581
RBP® Large-Cap Defensive Fund	6,126,402	1,593,779	(56,039)	1,537,740
RBP® Large-Cap Market Fund	8,846,688	2,307,177	(204,043)	2,103,134
RBP® Large-Cap Value Fund	3,951,968	566,396	(134,062)	432,334

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4– Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) oror ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.